Income Taxes - Schedule of Reconciliation Between Actual Income Tax Expense and Amount Computed by Applying Statutory Tax Rate (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Mexican statutory tax rate value	(30.00%)	(30.00%)	(30.00%)
Non-taxable dividend income	0.80%	0.10%	0.20%
Difference between accounting and tax expenses, net	(15.40%)	(20.80%)	82.30%
Unrecognized effects during the year related to applicable tax consolidation regimes	(0.70%)	0.90%	(3.60%)
Non-taxable sale of equity securities and fixed assets	4.60%	15.00%	3.70%
Difference between book and tax inflation	(19.50%)	(31.10%)	(11.00%)
Differences in the income tax rates in the countries where CEMEX operates	16.00%	21.80%	11.00%
Changes in deferred tax assets	14.70%	39.60%	(69.90%)
Changes in provisions for uncertain tax positions	1.80%	(0.40%)	0.70%
Others	(1.10%)	1.10%	(1.10%)
Effective consolidated tax rate	(28.80%)	(3.80%)	(17.70%)
Mexican statutory tax rate	$ (4,653)	$ (4,110)	$ (5,285)
Non-taxable dividend income	124	14	32
Difference between accounting and tax expenses, net	(2,394)	(2,855)	14,507
Unrecognized effects during the year related to applicable tax consolidation regimes	(109)	123	(632)
Non-taxable sale of equity securities and fixed assets	713	2,049	650
Difference between book and tax inflation	(3,024)	(4,261)	(1,932)
Differences in the income tax rates in the countries where CEMEX operates	2,482	2,991	1,932
Changes in deferred tax assets	2,286	5,433	(12,320)
Changes in provisions for uncertain tax positions	279	(55)	123
Others	(171)	151	(200)
Income tax expense	$ (4,467)	$ (520)	$ (3,125)